Shareholder Report, Average Annual Return (Details)	12 Months Ended
Jul. 31, 2024
Academy Veteran Impact ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	5.90%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
Academy Veteran Impact ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%